Options and restricted share units (Details) - Schedule of stock options issued and outstanding - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options and restricted share units (Details) - Schedule of stock options issued and outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share and Dollars per share)	$ 5.11	$ 5.28	$ 0.96
Weighted Average Remaining Contractual Life (years)	2 years 10 months 2 days	4 years 11 months 15 days	4 years 4 months 17 days
Number of Options Outstanding	1,191,834	2,345,165	625,000
Number of Options Vested (exercisable)	1,191,834	2,345,165	625,000
Number of Options Unvested
February 14, 2025 [Member]
Options and restricted share units (Details) - Schedule of stock options issued and outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share and Dollars per share)	$ 2.88	$ 2.88	$ 0.96
Weighted Average Remaining Contractual Life (years)	2 years 1 month 17 days	3 years 1 month 17 days	4 years 4 months 17 days
Number of Options Outstanding	408,334	575,000	625,000
Number of Options Vested (exercisable)	408,334	575,000	625,000
Number of Options Unvested
January 5, 2026 [Member]
Options and restricted share units (Details) - Schedule of stock options issued and outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share and Dollars per share)	$ 3.75	$ 3.75
Weighted Average Remaining Contractual Life (years)	3 years 7 days	4 years 7 days
Number of Options Outstanding	258,498	525,164
Number of Options Vested (exercisable)	258,498	525,164
Number of Options Unvested
February 24, 2026 [Member]
Options and restricted share units (Details) - Schedule of stock options issued and outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share and Dollars per share)	$ 13.92	$ 13.92
Weighted Average Remaining Contractual Life (years)	3 years 1 month 28 days	4 years 1 month 24 days
Number of Options Outstanding	50,000	50,000
Number of Options Vested (exercisable)	50,000	50,000
Number of Options Unvested
March 25, 2026 [Member]
Options and restricted share units (Details) - Schedule of stock options issued and outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share and Dollars per share)	$ 7.47	$ 7.47
Weighted Average Remaining Contractual Life (years)	3 years 2 months 23 days	4 years 2 months 23 days
Number of Options Outstanding	233,334	525,000
Number of Options Vested (exercisable)	233,334	525,000
Number of Options Unvested
May 17, 2026 [Member]
Options and restricted share units (Details) - Schedule of stock options issued and outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share and Dollars per share)	$ 7.35	$ 7.35
Weighted Average Remaining Contractual Life (years)	3 years 4 months 17 days	4 years 4 months 17 days
Number of Options Outstanding	155,000	421,667
Number of Options Vested (exercisable)	155,000	421,667
Number of Options Unvested
June 22, 2026 [Member]
Options and restricted share units (Details) - Schedule of stock options issued and outstanding [Line Items]
Exercise Price (CAD$) (in Dollars per share and Dollars per share)	$ 4.2	$ 4.2
Weighted Average Remaining Contractual Life (years)	3 years 5 months 23 days	4 years 5 months 23 days
Number of Options Outstanding	86,668	248,334
Number of Options Vested (exercisable)	86,668	248,334
Number of Options Unvested